FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

       Address: 1105 North Market Street, 15th Floor Wilmington, DE 19801
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   302.472.8000
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                     Wilmington, DE         November 13, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 393,868 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                     FORM 13F
                               September 30, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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

ACUSPHERE INC                    COM             00511R870      9,480    2,625,931  SH        SOLE                2,625,931
BUILD A BEAR WORKSHOP            COM             120076104     60,152    2,641,700  SH        SOLE                2,641,700
CALAVO GROWERS INC               COM             128246105      2,100      225,126  SH        SOLE                  225,126
CITI TRENDS INC                  COM             17306X102      3,443       99,754  SH        SOLE                   99,754
COGENT INC                       COM             19239Y108        275       20,000  SH        SOLE                   20,000
GENTEX CORP                      COM             371901109     60,280    4,242,079  SH        SOLE                4,242,079
INTERNATIONAL RECTIFIER CORP     COM             460254105     84,355    2,421,219  SH        SOLE                2,421,219
KIRKLANDS INC                    COM             497498105     13,830    2,828,294  SH        SOLE                2,828,294
LECG CORP                        COM             523234102     31,308    1,668,889  SH        SOLE                1,668,889
OPTIONSXPRESS HLDGS INC          COM             684010101     15,380      551,634  SH        SOLE                  551,634
SANDERS MORRIS HARRIS GROUP      COM             80000Q104     22,608    1,807,192  SH        SOLE                1,807,192
TNS INC                          COM             872960109     53,006    3,519,650  SH        SOLE                3,519,650
URBAN OUTFITTERS INC             COM             917047102      4,269      240,900  SH        SOLE                  240,900
VISTACARE INC                    CL A            92839Y109     33,075    3,180,303  SH        SOLE                3,180,303
VOLCOM INC                       COM             92864N101        307       13,600  SH        SOLE                   13,600